Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
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Supplemental Cash Flow Information
10.	Supplemental Cash Flow Information

(CAD$ in millions)	December 31, 2017	December 31, 2016
Cash and cash equivalents
Cash	$230	$254
Investments with maturities from the date of acquisition of three months or less	722	1,153

	$952	$1,407

(CAD$ in millions)	2017	2016
Net change in non-cash working capital items
Trade accounts receivable	$(250)	$(480)
Inventories	(1)	(86)
Trade accounts payable and other liabilities	345	206

	$94	$(360)